Revenue and segment information - Summary of Timing of Revenue Recognition (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of performance obligations [line items]
Revenue	¥ 424,485	$ 65,055	¥ 323,425	¥ 225,176
Material reconciling items
Disclosure of performance obligations [line items]
Revenue	424,485		323,425	225,176
Material reconciling items | Over time
Disclosure of performance obligations [line items]
Revenue	265,137		204,406	149,906
Material reconciling items | At a point in time
Disclosure of performance obligations [line items]
Revenue	¥ 159,348		¥ 119,019	¥ 75,270